Accounting Policies - Additional Information - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Amendment to IAS 12 impact on income statement	£ 39	£ 43	£ 46
Santander UK Group Holdings plc [member]
Disclosure of changes in accounting estimates [line items]
Amendment to IAS 12 impact on income statement	£ 28	£ 27	£ 26